Operating leases and Obligations related to Finance Leases Maturity Analysis (Details)	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Charter Contract Extension, Period	1 year
Maximum
Leases [Abstract]
Lessee, Operating Lease, Term of Contract	1 year
Property Subject to or Available for Operating Lease [Line Items]
Lessee, Operating Lease, Term of Contract	1 year